CONSOLIDATED STATEMENTS OF OPERATIONS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	¥ 2,792,077	¥ 1,616,166	¥ 1,055,960
Cost of revenue	(2,169,636)	(1,207,694)	(790,286)
Gross profit	622,441	408,472	265,674
Operating expenses
Selling and marketing expenses	(110,570)	(90,118)	(71,578)
General and administrative expenses	(329,601)	(228,864)	(227,370)
Research and development expenses	(13,915)	(7,261)	(9,100)
(Loss) Income from operations	168,355	82,229	(42,374)
Other income (expenses):
Interest income	19,213	5,600	2,070
Interest expenses	(656,186)	(412,003)	(265,234)
Foreign currency exchange gain (loss), net	20,306	(12,299)	18,310
Government grants	3,217	3,062	2,217
Others, net	5,436	435	284
Loss before income taxes	(439,659)	(332,976)	(284,727)
Income tax benefits	9,391	6,076	8,315
Net loss	(430,268)	(326,900)	(276,412)
Change in redemption value of redeemable preferred shares			205,670
Cumulative Dividend on preferred shares			(332,660)
Net loss attributable to ordinary shareholders	¥ (430,268)	¥ (326,900)	¥ (403,402)
Loss per ordinary share
Basic and diluted (in CNY per share)	¥ (0.43)	¥ (0.42)	¥ (1.35)
Weighted average number of ordinary share outstanding
Basic and diluted (in shares)	990,255,959	784,566,371	299,093,937